Schedule of Pubco Stock Issued (Details) - shares	Jun. 30, 2026	Dec. 31, 2025
Restructuring Cost and Reserve [Line Items]
Common stock share issued	94,651,912	85,166,604
Circle Capital Corp I [Member]
Restructuring Cost and Reserve [Line Items]
Shares outstanding		25,000,000
Redemption of ordinary shares		(23,434,229)
Circle Capital Corp I [Member] | Public Share [Member]
Restructuring Cost and Reserve [Line Items]
Shares outstanding		1,565,771
Circle Capital Corp I [Member] | Founder Share [Member]
Restructuring Cost and Reserve [Line Items]
Shares outstanding		8,333,333
Circle Capital Corp I [Member] | Private Placement [Member]
Restructuring Cost and Reserve [Line Items]
Shares outstanding		265,000
Circle Capital Corp I [Member] | Representative Share [Member]
Restructuring Cost and Reserve [Line Items]
Shares outstanding		440,000
Business Combination Shares [Member]
Restructuring Cost and Reserve [Line Items]
Shares outstanding		74,562,500